BUSINESS ACQUISITIONS (Details 2) - iGEMS [Member] - $ / shares	Feb. 28, 2022	Dec. 14, 2021
Weighted average expected number of shares to vest
Low Case	63,113	63,113
Base Case	253,215	253,215
High Case	112,328	112,328
Expected number of shares to vest	428,655	428,655
Liquid share price	$ 0.44	$ 1.10